BUSINESS ACQUISITION - Summary of Identifiable Assets Acquired and Liabilities (Details) ¥ in Thousands, $ in Thousands				12 Months Ended
	Dec. 22, 2021 CNY (¥)	Aug. 31, 2021 CNY (¥)	Mar. 22, 2021 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)
Purchase consideration:
Cash				¥ 203,164	$ 31,881
Intangible assets
Goodwill				121,805		$ 19,114
EliteCRM
Purchase consideration:
Cash			¥ 180,000
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash			3,986
Accounts receivable			6,455
Prepaid expenses and other current assets			765
Property and equipment, net			4,944
Intangible assets
Accounts payable			(5,215)
Contract liabilities			(568)
Accrued expenses and other current liabilities			(8)
Deferred income tax liability			(1,665)
Total identifiable assets acquired and liabilities assumed			32,999
Goodwill			147,001
EliteCRM | Trademark
Intangible assets
Intangible assets			4,632
EliteCRM | Non-compete Arrangements
Intangible assets
Intangible assets			85
EliteCRM | Customer Relationship
Intangible assets
Intangible assets			15,000
EliteCRM | Technology
Intangible assets
Intangible assets			¥ 4,588
Kunlunjiexin
Purchase consideration:
Cash		¥ 23,100		23,000
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash		31
Accounts receivable		936
Prepaid expenses and other current assets		15,578
Property and equipment, net		16
Intangible assets
Deferred income tax assets		1,327
Accounts payable		(9,050)
Contract liabilities		(624)
Accrued expenses and other current liabilities		(1,690)
Total identifiable assets acquired and liabilities assumed		6,671
Fair value of non-redeemable non-controlling interests in kunlunjiexin		(2,793)
Goodwill		19,222
Kunlunjiexin | Technology
Intangible assets
Intangible assets		¥ 147
Zhuge Inc.
Purchase consideration:
Cash	¥ 93,511
Fair value of 30,463 ordinary shares	300
Purchase consideration	93,811
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash	6,551
Accounts receivable	815
Prepaid expenses and other current assets	635
Property and equipment, net	19
Intangible assets
Short-term loan	(5,500)			(5,500)
Accounts payable	(1,220)
Contract liabilities	(4,129)
Accrued expenses and other current liabilities	(12,780)
Deferred income tax liability	(4,630)
Long-term borrowings	(9,144)
Total identifiable assets acquired and liabilities assumed	(10,863)
Goodwill	104,674			¥ 57,271
Zhuge Inc. | Trademark
Intangible assets
Intangible assets	2,840
Zhuge Inc. | Non-compete Arrangements
Intangible assets
Intangible assets	720
Zhuge Inc. | Order Backlogs
Intangible assets
Intangible assets	8,560
Zhuge Inc. | Customer Relationship
Intangible assets
Intangible assets	0
Zhuge Inc. | Technology
Intangible assets
Intangible assets	¥ 6,400